Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Nov. 30, 2021	Jul. 31, 2021
Pinzhi
Business combination
Equity interest acquired (in percent)			55.00%
Aggregate Purchase price			¥ 83,940
Remaining equity interest that entity has option to purchase after founder's service period			45.00%
Founder's service period			5 years
Percentage of equity interest effectively acquired			100.00%
Yincheng Limited
Business combination
Equity interest acquired (in percent)		55.00%
Aggregate Purchase price		¥ 35,575
Remaining equity interest that entity has option to purchase after founder's service period		45.00%
Founder's service period		6 years
Percentage of equity interest effectively acquired		100.00%
Yiqikao
Business combination
Equity interest acquired (in percent)	51.00%
Aggregate Purchase price	¥ 99,830
Remaining equity interest that entity has option to purchase after founder's service period	45.00%
Founder's service period	4 years
Percentage of equity interest effectively acquired	96.00%